FAIR VALUE (Details 3) (Recurring basis, Contingent consideration, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair value measurement of contingent consideration
Estimated contingent consideration payments, low end of range	32
Estimated contingent consideration payments, high end of range	12,025
Minimum
Fair value measurement of contingent consideration
Discount rate (as a percentage)	1.55%
Timing of cash flows	3 months
Maximum
Fair value measurement of contingent consideration
Discount rate (as a percentage)	11.70%
Timing of cash flows	2 years 3 months 29 days